Performance Management	Jul. 31, 2026
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 11.68%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	21.01%
Worst Quarter:	Quarter ended March 31, 2020	-20.68%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	11.68%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 5.19%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	9.61%
Worst Quarter:	Quarter ended March 31, 2020	-10.61%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016 and again on November 22, 2019. The performance set forth below prior to such dates is attributable to the previous investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.71%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2024	10.85%
Worst Quarter:	Quarter ended March 31, 2020	-14.32%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.85%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after- tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after- tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.39%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2023	5.23%
Worst Quarter:	Quarter ended June 30, 2022	-5.24%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.98%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	9.71%
Worst Quarter:	Quarter ended March 31, 2020	-18.38%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016 and again on May 14, 2017. The performance set forth below prior to such dates is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 2.25%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	8.65%
Worst Quarter:	Quarter ended June 30, 2022	-6.16%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	2.25%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Conservative Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® CONSERVATIVE INCOME FUND Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Shares as of June 30, 2026 was 1.24%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2023	1.64%
Worst Quarter:	Quarter ended March 31, 2022	-1.25%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.25%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart [Heading]	GUIDEPATH® INCOME FUND Calendar Year Return as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Shares as of June 30, 2026 was -0.29%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2023	5.93%
Worst Quarter:	Quarter ended March 31, 2022	-6.82%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	(0.29%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table that follow illustrate annual returns for the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEPATH® GROWTH AND INCOME FUND Calendar Year Return as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Shares as of June 30, 2026 was 10.32%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	11.74%
Worst Quarter:	Quarter ended March 31, 2020	-16.96%

Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	10.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

RS Shares Prospectus | GuidePath(R) Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® GROWTH ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 11.68%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	21.01%
Worst Quarter:	Quarter ended March 31, 2020	-20.68%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	11.68%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® CONSERVATIVE ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 5.19%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	9.61%
Worst Quarter:	Quarter ended March 31, 2020	-10.61%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016 and again on November 22, 2019. The performance set forth below prior to such dates is attributable to the previous investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® TACTICAL ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.71%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2024	10.85%
Worst Quarter:	Quarter ended March 31, 2020	-14.32%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after- tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after- tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.85%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.39%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2023	5.23%
Worst Quarter:	Quarter ended June 30, 2022	-5.24%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 6.98%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	9.71%
Worst Quarter:	Quarter ended March 31, 2020	-18.38%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	6.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategy on January 19, 2016 and again on May 14, 2017. The performance set forth below prior to such dates is attributable to the previous investment strategies.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The RS Shares of the Fund are a new class of shares for which a full calendar year of performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]
The year-to-date performance of the Fund’s Service Shares as of June 30, 2026 was 2.25%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	8.65%
Worst Quarter:	Quarter ended June 30, 2022	-6.16%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date performance
Bar Chart, Year to Date Return	2.25%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022